PROPERTY AND EQUIPMENT - Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 40,729	$ 44,195
Expense included in cost of goods sold and ending inventory
Property, Plant and Equipment [Line Items]
Total depreciation expense	26,313	28,648
Expense included in selling, general, and administrative expense
Property, Plant and Equipment [Line Items]
Total depreciation expense	$ 14,416	$ 15,547